Stock-Based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation

(13) Stock-Based Compensation

The Company has adopted the 2019 Plan that allows for the grant of stock options, stock appreciation rights and stock awards for a total of 2,142 shares of common stock. On December 1st of each year, pursuant to the “Evergreen” provision of the 2019 Plan, the number of shares available under the plan shall be increased by an amount equal to 5% of the outstanding common stock on December 1st of that year or such lower amount as determined by the Board of Directors. In December 2022, the number of shares available for issuance under the 2019 Plan was increased by 25,004. The total number of shares authorized for issuance under the 2019 plan as of December 31, 2022 is 31,581. As of December 31, 2022, 27,997 shares are available for future grants under the 2019 Plan.

Stock Options:

Stock options are exercisable generally for a period of 10 years from the date of grant and generally vest over four years. There were no options granted during the year ended December 31, 2022. The weighted average grant-date fair value of options awarded to employees during the year ended December 31, 2021 was $735.69. Under the 2019 Plan, the fair value of the options was estimated on the date of grant using a Black-Scholes option pricing model with the following weighted-average assumptions:

December 31,
2021
Expected option life	5.6 years
Expected volatility	74.47%
Risk-free interest rate	1.0%
Expected dividend yield	—

The following table summarizes stock option activity during the years ended December 31, 2022 and 2021:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual life
Balance, December 31, 2020	1,577	$4,353.98	9.1 years
Granted	1,855	1,815.58
Expired/forfeited/cancelled	(388)	2,497.63
Balance, December 31, 2021	3,044	3,043.71	8.6 years
Expired/forfeited/cancelled	(1,105)	2,197.62
Balance, December 31, 2022	1,939	$3,525.88	6.5 years
Vested	1,466	$3,537.21	6.0 years
Vested and expected to vest	1,939	$3,525.88	6.5 years

Included in the table above are 801 stock options cancelled and 194 stock options outstanding as of December 31, 2022 and 409 stock options granted, 219 stock options cancelled and 995 stock options outstanding as of December 31, 2021 for employees directly related to the discontinued commercial business.

Also included in the table above are 47 stock options outstanding as of December 31, 2022 that were granted outside of the 2019 Plan. The grants were made pursuant to the Nasdaq inducement grant exception in accordance with Nasdaq Listing Rule 5635(c)(4).

Restricted Stock Units (RSUs):

The following table summarizes Baudax Bio RSUs activity during the year ended December 31, 2022 and 2021:

	Number of shares	Weighted average grant date fair value
Balance, December 31, 2020	647	$5,418.52
Granted	886	1,439.81
Vested and settled	(501)	4,254.54
Expired/forfeited/cancelled	(80)	2,747.06
Balance, December 31, 2021	952	2,552.69
Granted	12,519	30.43
Vested and settled	(887)	1,314.11
Expired/forfeited/cancelled	(1,973)	205.75
Balance, December 31, 2022	10,611	$116.81
Expected to vest	10,233

In June 2022, the Company granted 12,519 time-based RSUs, which may be settled in cash, stock, or a combination of cash and stock, solely at the election of the Company. These awards are classified as Other long-term liabilities on the Consolidated Balance Sheet due to insufficient shares available for grant in the 2019 Plan.

Included in the table above are 2,348 time-based RSUs granted, 550 time-based RSUs vested and settled and 1,910 time-based RSUs cancelled as of December 31, 2022 and 87 time-based RSUs granted, 182 time-based RSUs vested and settled, 49 time-based RSUs cancelled and 112 time-based RSUs outstanding as of December 31, 2021 for employees directly related to the discontinued commercial business.

Also included in the table above are 4 time-based RSUs outstanding as of December 31, 2022 that were granted outside of the 2019 Plan. The grants were made pursuant to the Nasdaq inducement grant exception in accordance with Nasdaq Listing Rule 5635(c)(4).

Stock-Based Compensation Expense:

Stock-based compensation expense from continuing operations for the years ended December 31, 2022 and 2021 was $1,289 and $3,595, respectively. For the prior year, this represents stock-based compensation from the Baudax Bio awards as well as stock-based compensation from the Societal CDMO Equity Plan for the acceleration of vesting for Baudax Bio employees in their Societal CDMO awards.

As of December 31, 2022, there was $1,052 of unrecognized compensation expense related to unvested options and time-based RSUs that are expected to vest and will be expensed over a weighted average period of 1.1 years. As of December 31, 2022, there was $450 of unrecognized compensation expense related to unvested performance-based RSUs.

The aggregate intrinsic value represents the total amount by which the fair value of the common stock subject to options exceeds the exercise price of the related options. As of December 31, 2022, there was no aggregate intrinsic value of the vested and unvested options.